Redeemable noncontrolling interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance as of January 1	¥ 1,697,718	¥ 0
Issuance of subsidiary shares	2,036,641	1,583,908
Accretion to redeemable noncontrolling interests	205,287	113,810	¥ 0
Balance as of December 31	¥ 3,939,646	¥ 1,697,718	¥ 0